Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2018
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Fair Value of Financial Instruments
7	Fair Value of Financial Instruments

Determination of fair value

The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.

The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets. Independent Price Verification (IPV) is undertaken to assess the reliability and accuracy of prices and inputs used in the determination of fair value. The IPV process is performed by price verification groups that are independent from the business. The Bank maintains a list of pricing sources that are used in the IPV process. These sources include, but are not limited to, brokers, dealers and consensus pricing services. The valuation policies relating to the IPV process require that all pricing or rate sources used be external to the Bank. On a periodic basis, an independent assessment of pricing or rate sources is performed to determine market presence or market representative levels.

Quoted prices are not always available for over-the-counter transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, present value of cash-flows or other valuation techniques. Fair value estimates normally do not consider forced or liquidation sales.

Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are considered Level 3.

The specific inputs and valuation techniques used in determining the fair value of financial instruments are noted below. For Level 3 instruments, additional information is disclosed in the Level 3 sensitivity analysis on page 175.

The fair values of cash and deposits with banks, securities purchased under resale agreements and securities borrowed, customers’ liability under acceptances, obligations related to securities sold under repurchase agreements and securities lent, acceptances, and obligations related to securities sold short are assumed to approximate their carrying values, either due to their short-term nature or because they are frequently repriced to current market rates.

Trading loans

Trading loans as they relate to precious metals (primarily gold and silver) are valued using a discounted cash flow model incorporating market-observable inputs, including precious metals spot and forward prices and interest rate curves (Level 2). Other trading loans that serve as hedges to loan-based credit total return swaps are valued using consensus prices from Bank approved independent pricing services (Level 2).

Government issued or guaranteed securities

The fair values of government issued or guaranteed debt securities are primarily based on unadjusted quoted prices in active markets, where available (Level 1). Where quoted prices are not available, the fair value is determined by utilizing recent transaction prices, broker quotes, or pricing services (Level 2).

For securities that are not actively traded, the Bank uses a discounted cash flow method, using the effective yield of a similar instrument adjusted for instrument-specific risk factors such as credit spread and contracted features (Level 2).

Corporate and other debt

Corporate and other debt securities are valued using unadjusted quoted prices from independent market data providers or third-party broker quotes (Level 1). Where prices are not available consistently, the last available data is used and verified with a yield-based valuation approach (Level 2). In some instances, interpolated yields of similar bonds are used to price securities (Level 2). The Bank uses pricing models with observable inputs from market sources such as credit spread, interest rate curves, and recovery rates (Level 2). These inputs are verified through an IPV process on a monthly basis.

For certain securities where there is no active market, no consensus market pricing and no indicative or executable independent third-party quotes, the Bank uses pricing by third-party providers or internal pricing models and cannot readily observe the market inputs used to price such instruments (Level 3).

Mortgage-backed securities

The fair value of residential mortgage-backed securities is primarily determined using third-party broker quotes and independent market data providers, where the market is more active (Level 2). Where the market is inactive, an internal price-based model is used (Level 3).

Equity securities

The fair value of equity securities is based on unadjusted quoted prices in active markets, where available (Level 1). Where equity securities are less frequently traded, the most recent exchange-quoted pricing is used to determine fair value. Where there is a wide bid-offer spread, fair value is determined based on quoted market prices for similar securities (Level 2).

Where quoted prices in active markets are not readily available, such as for private equity securities, the fair value is determined as a multiple of the underlying earnings or percentage of underlying assets obtained from third-party general partner statements (Level 3).

Income funds

The fair value of income funds is based on observable unadjusted quoted prices where available (Level 1). Where quoted or active market prices are unavailable, the last available Net Asset Value, fund statements and other financial information available from third-party fund managers at the fund level are used in arriving at the fair value.

Derivatives

Fair values of exchange-traded derivatives are based on unadjusted quoted market prices (Level 1). Fair values of over-the-counter (OTC) derivatives or inactive exchange-traded derivatives are determined using pricing models, which take into account input factors such as current market and contractual prices of the underlying instruments, as well as time value and yield curve or volatility factors underlying the positions (Level 2). The determination of the fair value of derivatives includes consideration of credit risk, estimated funding costs and ongoing direct costs over the life of the instruments.

Derivative products valued using a valuation technique with market-observable inputs mainly include interest rate swaps and options, currency swaps and forward foreign exchange contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including foreign exchange spot and forward rates and interest rate curves (Level 2).

Derivative products valued using a valuation technique with significant unobservable inputs are long dated contracts (interest rate swaps, currency swaps, forward foreign exchange contracts, option contracts and certain credit default swaps) and other derivative products that reference a basket of assets, commodities or currencies. These models incorporate certain significant non-observable inputs such as volatility and correlation (Level 3).

Loans

The estimated fair value of loans carried at amortized cost reflects changes in the general level of interest rates and credit worthiness of borrowers that have occurred since the loans were originated or purchased. The particular valuation methods used are as follows:

•

Canadian fixed rate residential mortgages are fair valued by discounting the expected future contractual cash flows, taking into account expected prepayments and using management’s best estimate of average market interest rates currently offered for mortgages with similar remaining terms (Level 3).

•

For fixed rate business and government loans, fair value is determined by discounting the expected future contractual cash flows of these loans at interest rates estimated by using the appropriate currency swap curves for the remaining term, adjusted for a credit mark of the expected losses in the portfolio (Level 3).

•

For all other fixed rate loans, fair value is determined by discounting the expected future contractual cash flows of these loans at interest rates estimated by using the appropriate currency swap curves for the remaining term (Level 3).

•	For all floating rate loans fair value is assumed to equal book value.

The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.

Deposits

The fair values of deposits payable on demand or after notice or floating rate deposits payable on a fixed date is assumed to equal book value. The estimated fair values of Canadian personal fixed rate deposits payable on a fixed date are fair valued by discounting the expected future contractual cash outflows, using management’s best estimate of average market interest rates currently offered for deposits with similar remaining terms (Level 2).

Deposits under the Canada Mortgage Bond (CMB) program are fair valued by discounting expected future contractual cash flows using market observable inputs (Level 2).

For all other fixed rate deposits, fair value is determined by discounting the expected future contractual cash flows of these deposits at interest rates estimated by using the appropriate currency swap curves for the remaining term (Level 2).

For structured notes containing embedded features that are bifurcated from the Plain Vanilla notes, the fair value of the embedded derivatives is determined using option pricing models with inputs similar to other interest rate or equity derivative contracts (Level 2). The fair value of certain embedded derivatives is determined using net asset values (Level 3).

Subordinated debentures and other liabilities

The fair values of subordinated debentures, including debentures issued by subsidiaries which are included in other liabilities, are determined by reference to quoted market prices where available or market prices for debt with similar terms and risks (Level 2). The fair values of other liabilities is determined by the discounted contractual cash flow method with appropriate currency swap curves for the remaining term (Level 2).

Fair value of financial instruments

The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2018		2017
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$62,269	$62,269	$59,663	$59,663
Trading assets	100,262	100,262	98,464	98,464
Financial instruments designated at fair value through profit or loss	12	12	13	13
Securities purchased under resale agreements and securities borrowed	104,018	104,018	95,319	95,319
Derivative financial instruments	37,558	37,558	35,364	35,364
Investment securities – other	57,653	57,653	50,504	50,504
Investment securities – amortized cost	20,316	20,743	18,716	18,765
Loans	553,758	551,834	507,276	504,369
Customers’ liability under acceptances	16,329	16,329	13,560	13,560
Other financial assets	10,913	10,913	9,314	9,314
Liabilities:
Deposits	674,535	676,534	625,964	625,367
Financial instruments designated at fair value through profit or loss	8,188	8,188	4,663	4,663
Acceptances	16,338	16,338	13,560	13,560
Obligations related to securities sold short	32,087	32,087	30,766	30,766
Derivative financial instruments	37,967	37,967	34,200	34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257	101,257	95,843	95,843
Subordinated debentures	5,627	5,698	6,105	5,935
Other financial liabilities	35,432	34,805	27,531	27,118

Changes in interest rates, credit spreads and liquidity costs are the main cause of changes in the fair value of the Bank’s financial instruments resulting in a favourable or unfavourable variance compared to carrying value. For the Bank’s financial instruments carried at cost or amortized cost, the carrying value is not adjusted to reflect increases or decreases in fair value due to market fluctuations, including those due to interest rate changes. For FVOCI investment securities, derivatives and financial instruments measured at FVTPL or designated as fair value through profit or loss, the carrying value is adjusted regularly to reflect the fair value.

Fair value hierarchy

The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2018(1)						2017
As at October 31 ($ millions)	Level 1		Level 2	Level 3		Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(2)	$–		$3,175	$16		$3,191	$–	$5,717	$–	$5,717
Trading assets
Loans	–		14,334	–		14,334	–	17,312	–	17,312
Canadian federal government and government guaranteed debt	13,003		–	–		13,003	10,343	–	–	10,343
Canadian provincial and municipal debt	–		10,159	–		10,159	–	7,325	–	7,325
US treasury and other US agencies’ debt	7,164		–	–		7,164	6,894	–	–	6,894
Other foreign governments’ debt	4,610		1,833	–		6,443	5,680	1,149	–	6,829
Corporate and other debt	3		8,984	18	(3)	9,005	44	7,920	22	7,986
Income funds	29		–	–		29	180	165	–	345
Equity securities	39,513		158	–		39,671	38,760	170	–	38,930
Other(4)	454		–	–		454	2,500	–	–	2,500
	$64,776		$38,643	$34		$103,453	$64,401	$39,758	$22	$104,181
Financial assets designated at fair value through profit or loss	$12		$–	$–		$12	$13	$–	$–	$13

Investment securities(5)
Canadian federal government and government guaranteed debt	6,373		2,518	–		8,891	9,677	2,416	–	12,093
Canadian provincial and municipal debt	366		3,986	–		4,352	593	4,230	–	4,823
US treasury and other US agencies’ debt	18,472		669	–		19,141	6,305	367	–	6,672
Other foreign governments’ debt	10,457		9,485	48	(6)	19,990	10,944	8,746	113	19,803
Corporate and other debt	732		1,818	13	(3)	2,563	750	3,584	53	4,387
Mortgage-backed securities	–	(7)	906	–		906	539	876	–	1,415
Equity securities	838		263	709		1,810	590	177	544	1,311
	$37,238		$19,645	$770		$57,653	$29,398	$20,396	$710	$50,504
Derivative financial instruments
Interest rate contracts	$–		$8,927	$112		$9,039	$–	$9,742	$36	$9,778
Foreign exchange and gold contracts	5		22,197	–		22,202	4	21,496	–	21,500
Equity contracts	797		1,556	8		2,361	615	1,720	–	2,335
Credit contracts	–		349	–		349	–	175	–	175
Commodity contracts	92		3,515	–		3,607	133	1,443	–	1,576
	$894		$36,544	$120		$37,558	$752	$34,576	$36	$35,364
Liabilities:
Deposits(8)	$–		$(401)	$–		$(401)	$–	$(7)	$–	$(7)
Financial liabilities designated at fair value through profit or loss	–		8,188	–		8,188	–	4,663	–	4,663
Obligations related to securities sold short	24,563		7,524	–		32,087	27,796	2,970	–	30,766

Derivative financial instruments
Interest rate contracts	–		11,012	74		11,086	–	10,823	267	11,090
Foreign exchange and gold contracts	–		20,537	–		20,537	3	17,646	–	17,649
Equity contracts	1,057		1,884	5		2,946	502	2,724	7	3,233
Credit contracts	–		70	–		70	–	179	–	179
Commodity contracts	34		3,294	–		3,328	268	1,781	–	2,049
	$1,091		$36,797	$79		$37,967	$773	$33,153	$274	$34,200

Instruments not carried at fair value(9):
Assets:
Investment securities – amortized cost	$7,392	(7)	$12,815	$109	(6)	$20,316	$4,240	$14,476	$–	$18,716
Loans(10)	–		313,490	–		313,490	–	–	286,621	286,621

Liabilities:
Deposits(10)(11)	–		293,898	–		293,898	–	266,995	–	266,995
Subordinated debentures	–		5,627	–		5,627	–	6,105	–	6,105
Other liabilities	–		20,383	–		20,383	–	13,363	–	13,363

(1)	The amounts for October 31, 2018 have been prepared in accordance with IFRS 9, prior periods have not been restated (refer to Notes 3 and 4).
(2)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(3)	IFRS 9 adoption resulted in reclassification of $17 million of corporate and other debt to trading assets in Level 3 from available-for-sale debt securities (refer to Note 4).
(4)	Represents energy related assets for the year ended October 31, 2018 (October 31, 2017 – represents base metal positions).
(5)	Excludes debt investment securities measured at amortized cost of $20,743 (held-to-maturity as at October 31, 2017 – $18,765).
(6)	IFRS 9 adoption resulted in reclassification of $104 million of other foreign governments’ debt in Level 3 to debt securities measured at amortized cost (refer to Note 4).
(7)	IFRS 9 adoption resulted in reclassification of $539 million of mortgage backed securities in Level 1 to debt securities measured at amortized cost (refer to Note 4).
(8)	These amounts represent embedded derivatives bifurcated from structured notes.
(9)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(10)	Excludes floating rate instruments as carrying value approximates fair value.
(11)	Excludes embedded derivatives bifurcated from structured notes.

Level 3 instrument fair value changes

Financial instruments categorized as Level 3 as at October 31, 2018, in the fair value hierarchy comprise certain precious metals, illiquid government bonds, highly-structured corporate bonds, illiquid investments in private equity securities, and complex derivatives.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2018.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2018(1)
($ millions)	Fair value November 1 2017	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2018	Change in unrealized gains/(losses) recorded in income for instruments still held(2)
Precious metals	$–	$–	$–	$5	$(8)	$19	$16	$–
	–	–	–	5	(8)	19	16	–
Trading assets
Loans	–	–	–	–	(2)	2	–	–
Corporate and other debt	39	(10)	–	–	(16)	5	18	–
	39	(10)	–	–	(18)	7	18	–

Investment securities
Other foreign governments’ debt	9	–	–	61	(22)	–	48	n/a
Corporate and other debt	36	–	(5)	–	(18)	–	13	n/a
Equity securities	544	16	18	218 (3)	(67)	(20)	709	14
	589	16	13	279	(107)	(20)	770	14

Derivative financial instruments – assets
Interest rate contracts	36	67	–	31	(22)	–	112	58
Equity contracts	–	(2)	–	4	–	6	8	(2	)(4)

Derivative financial instruments – liabilities
Interest rate contracts	(267)	(108)	–	(24)	22	303	(74)	(26	)(5)
Foreign exchange and gold contracts	–	–	–	(6)	–	6	–	–
Equity contracts	(7)	–	–	(5)	–	7	(5)	–
	(238)	(43)	–	–	–	322	41	30
Total	$390	$(37)	$13	$284	$ (133)	$328	$845	$44

(1)	The amounts for November 1, 2017 and October 31, 2018 have been prepared in accordance with IFRS 9, prior period amounts have not been restated (refer to Notes 3 and 4).
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)	Includes amount related to BBVA Chile acquisition of $45 million.
(4)

Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(5)

Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2017.

	As at October 31, 2017
($ millions)	Fair value November 1 2016	Gains/(losses) recorded in income(1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2017
Trading assets	$1,222	$(20)	$–	$–	$(1,180)	$–	$22
Investment securities(2)	909	(24)	38	122	(332)	(3)	710
Derivative financial instruments	(236)	10	–	(6)	3	(9)	(238)
Deposits(3)	(1,163)	6	–	–	1,157	–	–

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	Investment securities include financial assets designated as available-for-sale.
(3)	These amounts represent embedded derivatives bifurcated from certain deposit liabilities.

Significant transfers

Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.

Derivative liabilities of $316 million were transferred out of Level 3 into Level 2 for the year ended October 31, 2018. All transfers were as a result of new information being obtained regarding the observability of inputs used in the valuation.

The following significant transfers were made among Levels 2 and 3 for the year ended October 31, 2017:

A net amount of derivative assets of $135 million and derivative liabilities of $126 million were transferred out of Level 3 into Level 2 for equity derivatives. Transfers were primarily as a result of assessment and consideration of volatility as an insignificant input for certain equity derivative contracts.

Level 3 sensitivity analysis

The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs(1)	Changes in fair value from reasonably possible alternatives ($ millions)

Derivative financial instruments
Interest rate contracts	Option pricing	Interest rate	7% - 93%	–
	model	volatility
Equity contracts	Option pricing	Equity volatility	2% - 124%	(9)/9
	model	Single stock correlation	(70)% - 97%

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.

The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.

The following section discusses the significant unobservable inputs for Level 3 instruments.

Correlation

Correlation in a credit derivative or debt instrument refers to the likelihood of a single default causing a succession of defaults. It affects the distribution of the defaults throughout the portfolio and therefore affects the valuation of instruments such as collateralized debt obligation tranches. A higher correlation may increase or decrease fair value depending on the seniority of the instrument.

Correlation becomes an input into equity derivative pricing when the relationship between price movements of two or more of the underlying assets is relevant.

Volatility

Volatility is a measure of security price fluctuation. Historic volatility is often calculated as the annualized standard deviation of daily price variation for a given time period. Implied volatility is volatility, when input into an option pricing model, that returns a value equal to the current market value of the option.